Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Emerging Markets Bond Fund
Emerging Markets Corporate Debt Fund
Global Bond Fund

For the period ended September 30, 2022

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 92.85%

CORPORATE BONDS 32.11%

Bahrain 1.42%
Oil & Gas 0.74%
Oil and Gas Holding Co. BSCC (The)	7.625%		11/7/2024	$1,050,000	$1,044,314
Sovereign 0.68%
CBB International Sukuk Co. 6 Spc†	5.25%		3/20/2025	950,000	947,578
Total Bahrain					1,991,892

Brazil 1.23%
Banks 0.91%
Banco do Brasil SA†	3.25%		9/30/2026	850,000	752,845
Itau Unibanco Holding SA†	4.50% (5 Yr. Treasury CMT + 2.82%)	#	11/21/2029	550,000	510,989
					1,263,834
Media 0.32%
Globo Comunicacao e Participacoes SA†	4.875%		1/22/2030	600,000	452,352
Total Brazil					1,716,186

Chile 1.74%
Banks 0.30%
Banco del Estado de Chile†	2.704%		1/9/2025	450,000	421,803
Chemicals 0.19%
Sociedad Quimica y Minera de Chile SA†	3.50%		9/10/2051	380,000	261,434
Electric 0.24%
Alfa Desarrollo SpA†	4.55%		9/27/2051	498,177	329,930
Mining 0.45%
Corp. Nacional del Cobre de Chile†	3.00%		9/30/2029	575,000	482,391
Corp. Nacional del Cobre de Chile†	3.15%		1/15/2051	250,000	154,404
					636,795
Oil & Gas 0.56%
Empresa Nacional del Petroleo†	3.45%		9/16/2031	1,000,000	787,005
Total Chile					2,436,967

China 1.08%
Engineering & Construction 0.34%
China Railway Xunjie Co. Ltd.	3.25%		7/28/2026	500,000	474,343
Internet 0.27%
Prosus NV†	3.832%		2/8/2051	675,000	375,898

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
China (continued)
Investment Companies 0.37%
Huarong Finance 2019 Co. Ltd.	3.375%		2/24/2030	$270,000	$176,513
Huarong Finance 2019 Co. Ltd.	4.105% (3 Mo. LIBOR + 1.13%)	#	2/24/2023	350,000	344,312
					520,825
Telecommunications 0.10%
Xiaomi Best Time International Ltd.†	4.10%		7/14/2051	230,000	133,189
Total China					1,504,255

Colombia 0.49%
Oil & Gas 0.28%
Ecopetrol SA	5.875%		11/2/2051	650,000	386,474
Pipelines 0.21%
AI Candelaria Spain SA†	5.75%		6/15/2033	437,000	298,121
Total Colombia					684,595

India 1.07%
Commercial Services 0.26%
Adani Ports & Special Economic Zone Ltd.†	3.10%		2/2/2031	500,000	360,132
Oil & Gas 0.53%
Reliance Industries Ltd.†	2.875%		1/12/2032	950,000	745,539
Transportation 0.28%
Indian Railway Finance Corp. Ltd.	2.80%		2/10/2031	500,000	386,324
Total India					1,491,995

Indonesia 2.89%
Coal 0.34%
Indika Energy Capital IV Pte Ltd.	8.25%		10/22/2025	500,000	468,930
Electric 1.19%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara†	3.00%		6/30/2030	600,000	466,368
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara†	4.00%		6/30/2050	560,000	337,944
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara†	4.125%		5/15/2027	930,000	862,347
					1,666,659
Mining 0.44%
Freeport Indonesia PT†	5.315%		4/14/2032	229,000	190,642
Indonesia Asahan Aluminium Persero PT†	5.45%		5/15/2030	480,000	430,265
					620,907

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Indonesia (continued)
Oil & Gas 0.92%
Pertamina Persero PT†	3.10%		1/21/2030		$900,000	$745,464
Pertamina Persero PT†	5.625%		5/20/2043		630,000	534,637
						1,280,101
Total Indonesia						4,036,597

Israel 0.62%
Banks
Bank Hapoalim BM†	3.255% (5 Yr. Treasury CMT + 2.16%)	#	1/21/2032		480,000	401,217
Bank Leumi Le-Israel BM†	3.275% (5 Yr. Treasury CMT + 1.63%)	#	1/29/2031		200,000	170,500
Bank Leumi Le-Israel BM†	5.125%		7/27/2027		300,000	295,089
Total Israel						866,806

Jamaica 0.28%
Commercial Services
TransJamaican Highway Ltd.†	5.75%		10/10/2036		485,323	395,218

Kazakhstan 1.53%
Oil & Gas 0.86%
KazMunayGas National Co. JSC†	4.75%		4/19/2027		700,000	587,492
KazMunayGas National Co. JSC†	6.375%		10/24/2048		300,000	210,533
Tengizchevroil Finance Co. International Ltd.†	3.25%		8/15/2030		560,000	399,000
						1,197,025
Pipelines 0.67%
KazTransGas JSC†	4.375%		9/26/2027		1,100,000	935,000
Total Kazakhstan						2,132,025

Kuwait 0.32%
Banks
NBK Tier 1 Financing 2 Ltd.†	4.50% (6 Yr. Treasury CMT + 2.83%)	#	–	(a)	500,000	448,323

Malaysia 2.45%
Oil & Gas
Petronas Capital Ltd.†	2.48%		1/28/2032		1,600,000	1,315,643
Petronas Capital Ltd.†	3.404%		4/28/2061		1,800,000	1,241,323
Petronas Energy Canada Ltd.†	2.112%		3/23/2028		1,000,000	862,574
Total Malaysia						3,419,540

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Mexico 3.35%
Banks 0.56%
Banco Nacional de Comercio Exterior SNC†	2.72% (5 Yr. Treasury CMT + 2.00%)	#	8/11/2031	$420,000	$362,625
BBVA Bancomer SA†	5.125% (5 Yr. Treasury CMT + 2.65%)	#	1/18/2033	500,000	414,504
					777,129
Electric 0.65%
Comision Federal de Electricidad†	3.348%		2/9/2031	625,000	448,744
Comision Federal de Electricidad†	4.677%		2/9/2051	800,000	466,518
					915,262
Oil & Gas 2.14%
Petroleos Mexicanos	5.35%		2/12/2028	750,000	571,800
Petroleos Mexicanos	6.50%		6/2/2041	1,175,000	683,045
Petroleos Mexicanos	6.70%		2/16/2032	2,102,000	1,478,021
Petroleos Mexicanos	6.75%		9/21/2047	460,000	257,193
					2,990,059
Total Mexico					4,682,450

Morocco 0.16%
Chemicals
OCP SA†	5.125%		6/23/2051	350,000	224,145

Oman 0.78%
Electric
OmGrid Funding Ltd.†	5.196%		5/16/2027	1,200,000	1,086,428

Panama 0.69%
Banks 0.27%
Banco Nacional de Panama†	2.50%		8/11/2030	500,000	367,537
Electric 0.11%
AES Panama Generation Holdings SRL†	4.375%		5/31/2030	200,000	157,921
Multi-National 0.31%
Banco Latinoamericano de Comercio Exterior SA†	2.375%		9/14/2025	478,000	435,637
Total Panama					961,095

Paraguay 0.19%
Banks
Banco Continental SAECA†	2.75%		12/10/2025	300,000	262,124

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Peru 1.02%
Banks 0.76%
Banco Internacional del Peru SAA Interbank†	3.25%	10/4/2026	$590,000	$535,084
Banco Internacional del Peru SAA Interbank†	3.375%	1/18/2023	520,000	517,954
				1,053,038
Oil & Gas 0.26%
Hunt Oil Co. of Peru LLC Sucursal Del Peru†	6.375%	6/1/2028	412,200	368,404
Total Peru				1,421,442

Qatar 1.25%
Oil & Gas
Qatar Energy†	2.25%	7/12/2031	1,500,000	1,211,668
Qatar Energy†	3.30%	7/12/2051	750,000	534,315
Total Qatar				1,745,983

Russia 0.26%
Oil & Gas
Gazprom PJSC Via Gaz Capital SA†	4.95%	2/6/2028	700,000	367,500

Saudi Arabia 1.18%
Electric 0.35%
Acwa Power Management And Investments One Ltd†	5.95%	12/15/2039	548,900	493,705
Oil & Gas 0.44%
SAGlobal Sukuk Ltd.†	1.602%	6/17/2026	240,000	213,115
Saudi Arabian Oil Co.	2.25%	11/24/2030	300,000	242,686
Saudi Arabian Oil Co.†	3.25%	11/24/2050	225,000	151,488
				607,289
Pipelines 0.39%
EIG Pearl Holdings Sarl†	3.545%	8/31/2036	685,000	548,336
Total Saudi Arabia				1,649,330

South Africa 1.27%
Electric
Eskom Holdings SOC Ltd.	6.35%	8/10/2028	700,000	612,668
Eskom Holdings SOC Ltd.†	7.125%	2/11/2025	1,300,000	1,157,455
Total South Africa				1,770,123

South Korea 2.80%
Electric 0.84%
Korea East-West Power Co. Ltd.†	3.60%	5/6/2025	495,000	478,552
Korea Electric Power Corp.	5.50%	4/6/2028	700,000	700,971
				1,179,523

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
South Korea (continued)
Energy-Alternate Sources 0.35%
Hanwha Energy USA Holdings Corp.†	4.125%	7/5/2025	$500,000	$488,455
Oil & Gas 0.94%
Korea National Oil Corp.†	2.125%	4/18/2027	1,500,000	1,310,960
Semiconductors 0.67%
SK Hynix, Inc.†	2.375%	1/19/2031	1,270,000	940,899
Total South Korea				3,919,837

Supranational 0.31%
Multi-National
African Export-Import Bank (The)†	2.634%	5/17/2026	500,000	435,750

Thailand 0.54%
Oil & Gas
Thaioil Treasury Center Co. Ltd.†	3.50%	10/17/2049	1,300,000	753,048

Turkey 0.86%
Banks
Turkiye Garanti Bankasi AS†	5.875%	3/16/2023	1,200,000	1,197,960

United Arab Emirates 2.18%
Commercial Services 0.78%
DP World Crescent Ltd.	3.875%	7/18/2029	1,200,000	1,088,519
Energy-Alternate Sources 0.38%
Sweihan PV Power Co. PJSC†	3.625%	1/31/2049	665,451	530,142
Investment Companies 0.22%
MDGH GMTN RSC Ltd.†	3.70%	11/7/2049	400,000	310,125
Pipelines 0.52%
Galaxy Pipeline Assets Bidco Ltd.†	3.25%	9/30/2040	1,000,000	734,175
Sovereign 0.28%
Finance Department Government of Sharjah	3.625%	3/10/2033	500,000	389,184
Total United Arab Emirates				3,052,145

United States 0.15%
Oil & Gas
Citgo Holding, Inc.†	9.25%	8/1/2024	208,000	206,675
Total Corporate Bonds (cost $54,384,696)				44,860,434

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 60.74%

Angola 1.53%
Angolan Government International Bond†	9.125%	11/26/2049	$1,050,000	$710,441
Republic of Angola†	8.25%	5/9/2028	1,800,000	1,423,584
Total Angola				2,134,025

Argentina 1.07%
Argentine Republic Government International Bond	1.50%	7/9/2035	2,950,000	537,325
Argentine Republic Government International Bond	3.50%	7/9/2041	2,150,000	462,593
Argentine Republic Government International Bond	3.875%	1/9/2038	2,077,038	490,360
Total Argentina				1,490,278

Bahrain 1.89%
Kingdom of Bahrain†	5.45%	9/16/2032	1,550,000	1,241,369
Kingdom of Bahrain†	6.00%	9/19/2044	300,000	208,813
Kingdom of Bahrain†	7.00%	1/26/2026	1,180,000	1,186,374
Total Bahrain				2,636,556

Bermuda 0.18%
Bermuda Government International Bond†	2.375%	8/20/2030	320,000	256,157

Brazil 1.88%
Federal Republic of Brazil	3.75%	9/12/2031	1,650,000	1,336,068
Federal Republic of Brazil	4.75%	1/14/2050	1,431,000	978,618
Federal Republic of Brazil	5.00%	1/27/2045	436,000	317,943
Total Brazil				2,632,629

Chile 1.34%
Chile Government International Bond	2.45%	1/31/2031	850,000	682,058
Chile Government International Bond	3.10%	5/7/2041	1,050,000	714,058
Chile Government International Bond	3.50%	1/25/2050	700,000	478,104
Total Chile				1,874,220

Colombia 2.64%
Republic of Colombia	3.00%	1/30/2030	505,000	362,883
Republic of Colombia	3.25%	4/22/2032	1,275,000	864,916
Republic of Colombia	3.875%	4/25/2027	860,000	731,334
Republic of Colombia	4.125%	5/15/2051	1,250,000	674,272
Republic of Colombia	5.00%	6/15/2045	1,735,000	1,056,698
Total Colombia				3,690,103

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Costa Rica 0.97%
Costa Rica Government†	4.375%	4/30/2025	$640,000	$617,269
Costa Rica Government†	5.625%	4/30/2043	662,000	473,591
Costa Rica Government†	6.125%	2/19/2031	285,000	261,743
Total Costa Rica				1,352,603

Dominican Republic 2.98%
Dominican Republic†	4.50%	1/30/2030	1,428,000	1,129,357
Dominican Republic†	5.30%	1/21/2041	750,000	509,578
Dominican Republic†	5.875%	1/30/2060	1,300,000	862,888
Dominican Republic†	5.95%	1/25/2027	1,225,000	1,143,044
Dominican Republic International Bond†	5.50%	2/22/2029	600,000	518,698
Total Dominican Republic				4,163,565

Ecuador 1.39%
Ecuador Government International Bond†	Zero Coupon	7/31/2030	796,229	232,367
Ecuador Government International Bond†	1.50%	7/31/2040	1,921,077	571,520
Ecuador Government International Bond†	2.50%	7/31/2035	1,275,000	422,793
Ecuador Government International Bond†	5.50%	7/31/2030	1,507,550	721,086
Total Ecuador				1,947,766

Egypt 2.21%
Republic of Egypt†	3.875%	2/16/2026	2,400,000	1,748,064
Republic of Egypt†	7.30%	9/30/2033	1,000,000	579,582
Republic of Egypt†	7.903%	2/21/2048	920,000	483,239
Republic of Egypt†	8.75%	9/30/2051	500,000	276,890
Total Egypt				3,087,775

El Salvador 0.57%
El Salvador Government International Bond†	8.25%	4/10/2032	1,575,000	586,686
Republic of EI Salvador†	6.375%	1/18/2027	550,000	207,959
Total El Salvador				794,645

Gabon 0.39%
Gabon Government International Bond†	7.00%	11/24/2031	832,000	551,108

Ghana 1.12%
Republic of Ghana†	6.375%	2/11/2027	1,625,000	655,688
Republic of Ghana†	7.625%	5/16/2029	730,000	281,050
Republic of Ghana†	8.625%	4/7/2034	500,000	187,460
Republic of Ghana	8.627%	6/16/2049	1,175,000	437,887
Total Ghana				1,562,085

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Guatemala 0.77%
Republic of Guatemala†	4.375%	6/5/2027		$625,000	$574,448
Republic of Guatemala†	6.125%	6/1/2050		600,000	494,841
Total Guatemala					1,069,289

Indonesia 2.41%
Indonesia Government International Bond	1.85%	3/12/2031		1,600,000	1,223,794
Indonesia Government International Bond	3.05%	3/12/2051		1,700,000	1,131,285
Indonesia Government International Bond	3.50%	2/14/2050		500,000	346,380
Perusahaan Penerbit SBSN Indonesia III†	4.70%	6/6/2032		700,000	658,552
Total Indonesia					3,360,011

Jamaica 0.28%
Jamaica Government International Bond	6.75%	4/28/2028		375,000	390,322

Jordan 0.29%
Kingdom of Jordan†	5.85%	7/7/2030		500,000	408,174

Kazakhstan 0.74%
Republic of Kazakhstan†(b)	1.50%	9/30/2034	EUR	500,000	321,444
Republic of Kazakhstan†	4.875%	10/14/2044		$915,000	710,345
Total Kazakhstan					1,031,789

Kenya 0.72%
Republic of Kenya†	6.30%	1/23/2034		1,000,000	616,385
Republic of Kenya†	7.00%	5/22/2027		500,000	386,050
Total Kenya					1,002,435

Lebanon 0.09%
Republic of Lebanon(c)	6.65%	2/26/2030		1,948,000	121,555

Mexico 2.25%
Mexico Government International Bond	4.40%	2/12/2052		788,000	545,585
United Mexican States	2.659%	5/24/2031		2,364,000	1,818,351
United Mexican States	3.771%	5/24/2061		930,000	552,102
United Mexican States	4.875%	5/19/2033		251,000	221,127
Total Mexico					3,137,165

Mongolia 0.56%
Development Bank of Mongolia LLC†	7.25%	10/23/2023		822,000	789,118

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Morocco 0.91%
Kingdom of Morocco	4.25%	12/11/2022	$300,000	$299,230
Morocco Government International Bond†	3.00%	12/15/2032	970,000	682,017
Morocco Government International Bond†	4.00%	12/15/2050	500,000	287,395
Total Morocco				1,268,642

Nigeria 1.97%
Republic of Nigeria†	6.50%	11/28/2027	2,150,000	1,561,837
Republic of Nigeria†	7.375%	9/28/2033	1,730,000	1,050,543
Republic of Nigeria	8.25%	9/28/2051	250,000	141,475
Total Nigeria				2,753,855

Oman 3.15%
Oman Government International Bond†	4.75%	6/15/2026	3,550,000	3,316,996
Oman Government International Bond†	6.25%	1/25/2031	300,000	280,311
Oman Government International Bond†	6.75%	1/17/2048	1,000,000	805,134
Total Oman				4,402,441

Panama 2.49%
Panama Government International Bond	4.30%	4/29/2053	925,000	620,306
Republic of Panama	2.252%	9/29/2032	1,300,000	918,559
Republic of Panama	3.87%	7/23/2060	1,010,000	603,261
Republic of Panama	4.50%	4/16/2050	1,475,000	1,031,311
Republic of Panama	4.50%	4/1/2056	460,000	312,098
Total Panama				3,485,535

Paraguay 0.64%
Paraguay Government International Bond†	3.849%	6/28/2033	500,000	394,574
Republic of Paraguay†	5.40%	3/30/2050	675,000	498,787
Total Paraguay				893,361

Peru 1.71%
Republic of Peru	1.862%	12/1/2032	1,000,000	704,400
Republic of Peru	2.78%	12/1/2060	465,000	254,011
Republic of Peru	3.00%	1/15/2034	1,900,000	1,431,378
Total Peru				2,389,789

Philippines 2.38%
Philippine Government International Bond	2.65%	12/10/2045	2,800,000	1,735,578
Philippine Government International Bond	3.229%	3/29/2027	1,700,000	1,586,180
Total Philippines				3,321,758

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Qatar 3.66%
State of Qatar†	3.25%	6/2/2026		$2,359,000	$2,249,917
State of Qatar†	4.00%	3/14/2029		1,650,000	1,584,040
State of Qatar	4.40%	4/16/2050		500,000	440,989
State of Qatar†	4.40%	4/16/2050		950,000	837,879
Total Qatar					5,112,825

Romania 0.36%
Romanian Government International Bond†(b)	2.625%	12/2/2040	EUR	1,000,000	503,957

Saudi Arabia 3.31%
KSA Sukuk Ltd.†	2.25%	5/17/2031		$1,000,000	834,726
Saudi International Bond†	3.25%	11/17/2051		500,000	340,965
Saudi International Bond†	3.45%	2/2/2061		2,700,000	1,840,285
Saudi International Bond†	3.625%	3/4/2028		1,702,000	1,612,601
Total Saudi Arabia					4,628,577

Senegal 0.50%
Republic of Senegal†	6.25%	5/23/2033		750,000	565,901
Senegal Government International Bond†(b)	5.375%	6/8/2037	EUR	220,000	130,285
Total Senegal					696,186

South Africa 1.67%
Republic of South Africa	4.30%	10/12/2028		$1,440,000	1,201,887
South Africa Government International Bond	5.75%	9/30/2049		1,760,000	1,136,872
Total South Africa					2,338,759

Sri Lanka 0.80%
Republic of Sri Lanka†	5.75%	4/18/2023		1,531,000	398,797
Republic of Sri Lanka†	6.75%	4/18/2028		1,130,000	285,202
Republic of Sri Lanka†	7.55%	3/28/2030		550,000	140,089
Sri Lanka Government International Bond†(c)	5.875%	7/25/2022		920,000	289,381
Total Sri Lanka					1,113,469

Tunisia 0.25%
Banque Centrale de Tunisie International Bond	5.75%	1/30/2025		590,000	354,658

Turkey 3.85%
Republic of Turkey	4.25%	4/14/2026		2,100,000	1,734,134
Republic of Turkey	5.25%	3/13/2030		1,445,000	1,037,246
Republic of Turkey	5.75%	5/11/2047		1,250,000	755,400
Republic of Turkey	5.95%	1/15/2031		500,000	369,461

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Turkey (continued)
Republic of Turkey	6.35%	8/10/2024	$1,040,000	$1,000,361
Turkiye Ihracat Kredi Bankasi AS†	5.75%	7/6/2026	580,000	483,088
Total Turkey				5,379,690

Ukraine 0.32%
Ukraine Government†	7.253%	3/15/2035	730,000	137,616
Ukraine Government†	7.375%	9/25/2034	1,606,000	308,169
Total Ukraine				445,785

United Arab Emirates 2.72%
Abu Dhabi Government International Bond†	1.70%	3/2/2031	1,989,000	1,581,482
Abu Dhabi Government International Bond†	1.875%	9/15/2031	1,000,000	801,412
Abu Dhabi Government International Bond†	3.125%	9/30/2049	1,000,000	707,350
UAE International Government Bond†	3.25%	10/19/2061	1,000,000	709,635
Total United Arab Emirates				3,799,879

Uruguay 1.78%
Republic of Uruguay	4.375%	1/23/2031	400,000	383,621
Republic of Uruguay	4.975%	4/20/2055	1,428,000	1,280,085
Republic of Uruguay	5.10%	6/18/2050	896,000	822,780
Total Uruguay				2,486,486

Total Foreign Government Obligations (cost $121,252,834)				84,859,025
Total Long-Term Investments (cost $175,637,530)				129,719,459

SHORT-TERM INVESTMENTS 4.97%

U.S. TREASURY OBLIGATIONS 4.97%
U.S. Treasury Bill	Zero Coupon	2/16/2023	1,065,000	1,050,848
U.S. Treasury Bill	Zero Coupon	3/16/2023	5,988,000	5,887,442
Total U.S. Treasury Obligations (cost $6,937,738)				6,938,290
Total Investments in Securities 97.82% (cost $182,575,268)				136,657,749
Other Assets and Liabilities – Net(d) 2.18%				3,052,630
Net Assets 100.00%				$139,710,379

EUR	Euro.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2022, the total value of Rule 144A securities was $83,783,263, which represents 59.97% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2022.
(a)	Security is perpetual in nature and has no stated maturity.

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2022

(b)	Investment in non-U.S. dollar denominated securities.
(c)	Defaulted (non-income producing security).
(d)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Forward Foreign Currency Exchange Contracts at September 30, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	State Street Bank and Trust	12/12/2022	45,000	$43,933	$44,327	$394
Euro	Sell	State Street Bank and Trust	12/12/2022	1,133,000	1,139,401	1,116,050	23,351
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$23,745

Futures Contracts at September 30, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
Euro-Bund	December 2022	8	Short	EUR (1,154,962)	EUR (1,107,920)	$46,103
Euro-Buxl	December 2022	2	Short	(319,256)	(293,280)	25,458
U.S. 10-Year Ultra Treasury Note	December 2022	138	Short	$(17,299,405)	$(16,350,844)	948,561
U.S. 5-Year Treasury Note	December 2022	1	Short	(111,317)	(107,508)	3,809
U.S. Ultra Treasury Bond	December 2022	47	Short	(7,019,247)	(6,439,000)	580,247
Total Unrealized Appreciation on Futures Contracts						$1,604,178

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Bond	December 2022	8	Long	$897,390	$896,500	$(890)
U.S. 2-Year Treasury Note	December 2022	36	Long	7,513,594	7,394,062	(119,532)
U.S. Long Bond	December 2022	147	Long	20,028,717	18,581,719	(1,446,998)
Total Unrealized Depreciation on Futures Contracts						$(1,567,420)

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$44,860,434	$–	$44,860,434
Foreign Government Obligations	–	84,859,025	–	84,859,025
Short-Term Investments
U.S. Treasury Obligations	–	6,938,290	–	6,938,290
Total	$–	$136,657,749	$–	$136,657,749

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND September 30, 2022

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$23,745	$–	$23,745
Liabilities	–	–	–	–
Futures Contracts
Assets	1,604,178	–	–	1,604,178
Liabilities	(1,567,420)	–	–	(1,567,420)
Total	$36,758	$23,745	$–	$60,503

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2022

Investments			Shares	Fair Value
LONG-TERM INVESTMENTS 94.85%

COMMON STOCKS 0.23%

China 0.05%
Internet & Catalog Retail
Alibaba Group Holding Ltd. ADR*			331	$26,477

United States 0.18%
Chemicals 0.12%
Mosaic Co. (The)			1,291	62,394
Food Products 0.06%
Archer-Daniels-Midland Co.			412	33,145
Total United States				95,539
Total Common Stocks (cost $145,497)				122,016

	Interest Rate	Maturity Date	Principal Amount
CONVERTIBLE BONDS 0.77%

China 0.42%
Internet
Pinduoduo, Inc.	Zero Coupon	12/1/2025	$49,000	44,076
Weibo Corp.	1.25%	11/15/2022	180,000	178,650

United Arab Emirates 0.35%
Oil & Gas
Abu Dhabi National Oil Co.	0.70%	6/4/2024	200,000	187,000
Total Convertible Bonds (cost $425,260)				409,726

CORPORATE BONDS 92.40%

Argentina 2.16%
Electric 0.63%
Pampa Energia SA†	9.125%	4/15/2029	400,000	336,540
Energy-Alternate Sources 0.59%
YPF Energia Electrica SA†	10.00%	7/25/2026	392,000	313,763
Oil & Gas 0.94%
YPF SA†	6.95%	7/21/2027	860,000	504,704
Total Argentina				1,155,007

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Brazil 5.41%
Airlines 0.27%
Azul Investments LLP†	5.875%	10/26/2024	$200,000	$144,408
Chemicals 0.38%
Braskem Finance Ltd.	6.45%	2/3/2024	200,000	202,136
Commercial Services 0.40%
Movida Europe SA†	5.25%	2/8/2031	300,000	213,471
Diversified Financial Services 0.65%
XP, Inc.†	3.25%	7/1/2026	400,000	346,280
Forest Products & Paper 0.54%
Suzano Austria GmbH	3.125%	1/15/2032	400,000	288,468
Internet 0.25%
B2W Digital Lux Sarl†	4.375%	12/20/2030	200,000	136,392
Iron-Steel 1.34%
CSN Inova Ventures†	6.75%	1/28/2028	200,000	173,631
CSN Resources SA†	4.625%	6/10/2031	200,000	136,654
Vale Overseas Ltd.	3.75%	7/8/2030	500,000	405,835
				716,120
Media 0.28%
Globo Comunicacao e Participacoes SA	5.50%	1/14/2032	200,000	150,374
Oil & Gas 0.58%
MC Brazil Downstream Trading Sarl†	7.25%	6/30/2031	411,000	309,947
Transportation 0.72%
Hidrovias International Finance Sarl†	4.95%	2/8/2031	200,000	154,507
Rumo Luxembourg Sarl†	4.20%	1/18/2032	300,000	233,218
				387,725
Total Brazil				2,895,321

Canada 0.12%
Oil & Gas
MEG Energy Corp.†	5.875%	2/1/2029	73,000	65,628

Chile 3.29%
Banks 1.04%
Banco de Credito e Inversiones SA†	3.50%	10/12/2027	200,000	181,157
Banco del Estado de Chile†	2.704%	1/9/2025	200,000	187,468
Banco Santander Chile†	2.70%	1/10/2025	200,000	187,000
				555,625
Chemicals 0.26%
Sociedad Quimica y Minera de Chile SA†	3.50%	9/10/2051	200,000	137,597

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Chile (continued)
Electric 0.66%
Alfa Desarrollo SpA†	4.55%		9/27/2051	$249,089	$164,965
Engie Energia Chile SA†	4.50%		1/29/2025	200,000	191,318
					356,283
Forest Products & Paper 0.56%
Inversiones CMPC SA†	3.00%		4/6/2031	400,000	298,000
Media 0.21%
VTR Finance NV†	6.375%		7/15/2028	200,000	112,500
Mining 0.28%
Antofagasta plc†	2.375%		10/14/2030	200,000	149,873
Pipelines 0.28%
GNL Quintero SA†	4.634%		7/31/2029	164,720	151,788
Total Chile					1,761,666

China 5.56%
Chemicals 0.92%
Tianqi Finco Co. Ltd.	3.75%		11/28/2022	500,000	494,700
Gas 0.64%
ENN Clean Energy International Investment Ltd.†	3.375%		5/12/2026	400,000	343,227
Internet 2.22%
Baidu, Inc.	2.375%		10/9/2030	200,000	159,467
Meituan†	2.125%		10/28/2025	300,000	256,865
Prosus NV†	3.257%		1/19/2027	200,000	167,681
Prosus NV†	3.832%		2/8/2051	400,000	222,754
Weibo Corp.	3.50%		7/5/2024	400,000	382,751
					1,189,518
Investment Companies 0.86%
Huarong Finance 2019 Co. Ltd.	3.375%		2/24/2030	400,000	261,500
Huarong Finance 2019 Co. Ltd.	4.105% (3 Mo. LIBOR + 1.13%)	#	2/24/2023	200,000	196,750
					458,250
Real Estate 0.44%
Country Garden Holdings Co. Ltd.	5.125%		1/14/2027	300,000	89,250
Kaisa Group Holdings Ltd.†	11.95%		10/22/2022	200,000	19,500
Ronshine China Holdings Ltd.(a)	8.10%		6/9/2023	200,000	13,399
Shimao Group Holdings Ltd.	3.45%		1/11/2031	400,000	47,632
Sunac China Holdings Ltd.	7.50%		2/1/2024	450,000	65,917
					235,698

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
China (continued)
Telecommunications 0.48%
Xiaomi Best Time International Ltd.	2.875%		7/14/2031	$200,000	$140,097
Xiaomi Best Time International Ltd.†	4.10%		7/14/2051	200,000	115,817
					255,914
Total China					2,977,307

Colombia 4.00%
Banks 1.01%
Banco de Bogota SA†	6.25%		5/12/2026	400,000	374,644
Bancolombia SA	4.625% (5 Yr. Treasury CMT + 2.94%)	#	12/18/2029	200,000	168,292
					542,936
Diversified Financial Services 0.33%
SURA Asset Management SA†	4.375%		4/11/2027	200,000	175,985
Oil & Gas 1.65%
Canacol Energy Ltd.†	5.75%		11/24/2028	300,000	227,493
Ecopetrol SA	4.125%		1/16/2025	235,000	215,950
Ecopetrol SA	5.875%		11/2/2051	302,000	179,562
SierraCol Energy Andina LLC†	6.00%		6/15/2028	400,000	260,317
					883,322
Pipelines 0.61%
AI Candelaria Spain SA†	5.75%		6/15/2033	250,000	170,550
Oleoducto Central SA†	4.00%		7/14/2027	200,000	154,668
					325,218
Telecommunications 0.40%
Millicom International Cellular SA†	4.50%		4/27/2031	300,000	214,566
Total Colombia					2,142,027

Dominican Republic 0.61%
Energy-Alternate Sources
Empresa Generadora de Electricidad Haina SA†	5.625%		11/8/2028	408,000	324,539

Ghana 1.06%
Oil & Gas
Kosmos Energy Ltd.†	7.50%		3/1/2028	300,000	236,051
Kosmos Energy Ltd.†	7.75%		5/1/2027	200,000	159,541
Tullow Oil plc†	10.25%		5/15/2026	200,000	169,315
Total Ghana					564,907

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Guatemala 0.59%
Beverages 0.31%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL†	5.25%	4/27/2029	$190,000	$165,079
Telecommunications 0.28%
CT Trust†	5.125%	2/3/2032	200,000	150,917
Total Guatemala				315,996

Hong Kong 0.36%
Real Estate
Swire Properties MTN Financing Ltd.	3.625%	1/13/2026	200,000	193,625

India 3.65%
Commercial Services 0.90%
Adani Ports & Special Economic Zone Ltd.†	3.10%	2/2/2031	300,000	216,080
Adani Ports & Special Economic Zone Ltd.	3.375%	7/24/2024	280,000	266,409
				482,489
Electric 1.17%
Adani Green Energy Ltd.	4.375%	9/8/2024	200,000	165,000
Adani Transmission Step-One Ltd.†	4.00%	8/3/2026	300,000	271,357
Greenko Investment Co.†	4.875%	8/16/2023	200,000	191,400
				627,757
Energy-Alternate Sources 0.29%
Greenko Dutch BV†	3.85%	3/29/2026	191,000	155,188
Engineering & Construction 0.41%
Summit Digitel Infrastructure Ltd.†	2.875%	8/12/2031	300,000	218,080
Oil & Gas 0.44%
Reliance Industries Ltd.†	2.875%	1/12/2032	300,000	235,433
Transportation 0.44%
Indian Railway Finance Corp. Ltd.	2.80%	2/10/2031	300,000	231,794
Total India				1,950,741

Indonesia 5.62%
Coal 0.87%
Indika Energy Capital IV Pte Ltd.	8.25%	10/22/2025	500,000	468,930
Electric 2.29%
Cikarang Listrindo Tbk PT†	4.95%	9/14/2026	200,000	182,165
Minejesa Capital BV†	4.625%	8/10/2030	600,000	498,000
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara†	3.00%	6/30/2030	700,000	544,096
				1,224,261

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Indonesia (continued)
Mining 1.30%
Bukit Makmur Mandiri Utama PT†	7.75%		2/10/2026	$200,000	$166,910
Freeport Indonesia PT†	4.763%		4/14/2027	200,000	181,058
Freeport Indonesia PT†	5.315%		4/14/2032	200,000	166,500
Indonesia Asahan Aluminium Persero PT	5.45%		5/15/2030	200,000	179,277
					693,745
Oil & Gas 1.16%
Medco Bell Pte Ltd.†	6.375%		1/30/2027	400,000	321,504
Pertamina Persero PT†	4.30%		5/20/2023	300,000	297,750
					619,254
Total Indonesia					3,006,190

Israel 3.24%
Banks 1.00%
Bank Hapoalim BM†	3.255% (5 Yr. Treasury CMT + 2.16%)	#	1/21/2032	200,000	167,174
Bank Leumi Le-Israel BM†	3.275% (5 Yr. Treasury CMT + 1.63%)	#	1/29/2031	200,000	170,500
Bank Leumi Le-Israel BM†	5.125%		7/27/2027	200,000	196,726
					534,400
Pharmaceuticals 2.24%
Teva Pharmaceutical Finance Netherlands III BV	3.15%		10/1/2026	600,000	493,107
Teva Pharmaceutical Finance Netherlands III BV	4.10%		10/1/2046	292,000	174,921
Teva Pharmaceutical Finance Netherlands III BV	5.125%		5/9/2029	350,000	289,578
Teva Pharmaceutical Finance Netherlands III BV	6.00%		4/15/2024	250,000	243,065
					1,200,671
Total Israel					1,735,071

Kazakhstan 1.17%
Oil & Gas 0.80%
Tengizchevroil Finance Co. International Ltd.†	3.25%		8/15/2030	600,000	427,500
Transportation 0.37%
Kazakhstan Temir Zholy Finance BV†	6.95%		7/10/2042	200,000	198,371
Total Kazakhstan					625,871

Kuwait 2.74%
Banks 1.47%
NBK SPC Ltd.†	1.625% (SOFR + 1.05%)	#	9/15/2027	600,000	516,427

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Kuwait (continued)
NBK Tier 1 Financing 2 Ltd.†	4.50% (6 Yr. Treasury CMT + 2.83%)	#	–	(b)	$300,000	$268,994
						785,421
Chemicals 1.27%
Equate Petrochemical BV†	2.625%		4/28/2028		800,000	679,509
Total Kuwait						1,464,930

Macau 0.29%
Lodging
MGM China Holdings Ltd.	4.75%		2/1/2027		200,000	155,835

Malaysia 1.32%
Oil & Gas 0.64%
Petronas Energy Canada Ltd.†	2.112%		3/23/2028		400,000	345,029
Transportation 0.68%
Misc Capital Two Labuan Ltd.	3.75%		4/6/2027		400,000	362,527
Total Malaysia						707,556

Mexico 3.98%
Banks 1.89%
Banco Mercantil del Norte SA/Grand Cayman†	6.625% (10 Yr. Treasury CMT + 5.03%)	#	–	(b)	250,000	196,666
Banco Nacional de Comercio Exterior SNC†	2.72% (5 Yr. Treasury CMT + 2.00%)	#	8/11/2031		200,000	172,678
BBVA Bancomer SA†	5.125% (5 Yr. Treasury CMT + 2.65%)	#	1/18/2033		450,000	373,054
BBVA Bancomer SA/Texas†	1.875%		9/18/2025		300,000	269,085
						1,011,483
Chemicals 0.56%
Braskem Idesa SAPI†	7.45%		11/15/2029		200,000	152,005
Orbia Advance Corp. SAB de CV	2.875%		5/11/2031		200,000	145,895
						297,900
Mining 0.27%
Industrias Penoles SAB de CV†	4.75%		8/6/2050		200,000	142,803
REITS 0.94%
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332†	4.375%		7/22/2031		500,000	352,905
Trust Fibra Uno†	4.869%		1/15/2030		200,000	152,980
						505,885

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Mexico (continued)
Telecommunications 0.32%
America Movil SAB de CV†	5.375%		4/4/2032		$200,000	$172,423
Total Mexico						2,130,494

Morocco 1.24%
Chemicals
OCP SA†	3.75%		6/23/2031		868,000	661,588

Netherlands 0.28%
Media
Summer BidCo BV PIK 9.75%†(c)	9.00%		11/15/2025	EUR	209,750	151,928

Nigeria 0.37%
Banks
BOI FINANCE BV†(c)	7.50%		2/16/2027	EUR	250,000	200,200

Oman 1.17%
Oil & Gas
OQ SAOC†	5.125%		5/6/2028		$700,000	627,756

Panama 1.90%
Banks 0.75%
Multibank Inc†	4.375%		11/9/2022		400,000	399,830
Electric 0.59%
AES Panama Generation Holdings SRL†	4.375%		5/31/2030		400,000	315,842
Engineering & Construction 0.27%
Aeropuerto Internacional de Tocumen SA†	5.125%		8/11/2061		200,000	143,395
Media 0.29%
Cable Onda SA†	4.50%		1/30/2030		200,000	157,869
Total Panama						1,016,936

Paraguay 0.83%
Banks 0.33%
Banco Continental SAECA†	2.75%		12/10/2025		200,000	174,749
Telecommunications 0.50%
Telefonica Celular del Paraguay SA	5.875%		4/15/2027		300,000	267,009
Total Paraguay						441,758

Peru 2.30%
Banks 0.63%
Banco de Credito del Peru SA†	3.25% (5 Yr. Treasury CMT + 2.45%)	#	9/30/2031		400,000	338,740

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Peru (continued)
Diversified Financial Services 0.30%
Intercorp Peru Ltd.†	3.875%		8/15/2029		$200,000	$162,465
Gas 0.75%
Gas Natural de Lima y Callao SA†	4.375%		4/1/2023		400,000	398,820
Oil & Gas 0.31%
Hunt Oil Co. of Peru LLC Sucursal Del Peru†	6.375%		6/1/2028		183,200	163,735
Retail 0.31%
InRetail Consumer†	3.25%		3/22/2028		200,000	166,770
Total Peru						1,230,530

Philippines 1.42%
Commercial Services 1.08%
Royal Capital BV	4.875% (5 Yr. Treasury CMT + 5.93%)	#	–	(b)	600,000	579,510
Holding Companies-Diversified 0.34%
San Miguel Corp.	5.50% (5 Yr. Treasury CMT + 10.24%)	#	–	(b)	200,000	181,500
Total Philippines						761,010

Qatar 4.26%
Banks 1.73%
QIB Sukuk Ltd.	1.95%		10/27/2025		300,000	276,075
QNB Finance Ltd.	2.625%		5/12/2025		400,000	375,932
QNB Finance Ltd.	2.75%		2/12/2027		300,000	271,875
						923,882
Gas 0.25%
Nakilat, Inc.†	6.267%		12/31/2033		132,691	135,414
Oil & Gas 0.61%
Qatar Energy†	2.25%		7/12/2031		400,000	323,111
Telecommunications 1.67%
Ooredoo International Finance Ltd.†	2.625%		4/8/2031		600,000	497,382
Ooredoo International Finance Ltd.†	3.25%		2/21/2023		400,000	397,732
						895,114
Total Qatar						2,277,521

Russia 0.14%
Banks 0.00%
Alfa Bank AO Via Alfa Bond Issuance PLC	5.50% (5 Yr. Treasury CMT + 4.55%)	#	10/26/2031		300,000	–	(d)
Sberbank of Russia Via SB Capital SA	5.25%		5/23/2023		450,000	–	(d)
						–

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Russia (continued)
Oil & Gas 0.14%
Gazprom PJSC via Gaz Finance PLC	4.599%		–	(b)	$200,000	$74,000
Total Russia						74,000

Saudi Arabia 4.08%
Chemicals 0.30%
SABIC Capital I BV	2.15%		9/14/2030		200,000	160,883
Electric 1.21%
Acwa Power Management And Investments One Ltd†	5.95%		12/15/2039		199,600	179,529
Saudi Electricity Global Sukuk Co. 3†	5.50%		4/8/2044		200,000	195,905
Saudi Electricity Global Sukuk Co. 5	1.74%		9/17/2025		300,000	273,336
						648,770
Oil & Gas 1.97%
SA Global Sukuk Ltd.†	2.694%		6/17/2031		450,000	380,489
Saudi Arabian Oil Co.	2.25%		11/24/2030		500,000	404,477
Saudi Arabian Oil Co.†	3.25%		11/24/2050		400,000	269,311
						1,054,277
Pipelines 0.60%
EIG Pearl Holdings Sarl†	3.545%		8/31/2036		400,000	320,196
Total Saudi Arabia						2,184,126

Singapore 1.48%
Banks
DBS Group Holdings Ltd.	1.822% (5 Yr. Treasury CMT + 1.10%)	#	3/10/2031		900,000	792,819

South Africa 2.59%
Chemicals 0.96%
Sasol Financing USA LLC	4.375%		9/18/2026		200,000	174,789
Sasol Financing USA LLC	5.50%		3/18/2031		450,000	340,479
						515,268
Commercial Services 0.48%
Bidvest Group UK plc (The)†	3.625%		9/23/2026		300,000	255,990
Electric 0.69%
Eskom Holdings SOC Ltd.†	6.75%		8/6/2023		200,000	190,066
Eskom Holdings SOC Ltd.†	7.125%		2/11/2025		200,000	178,070
						368,136
Mining 0.46%
Stillwater Mining Co.	4.00%		11/16/2026		300,000	248,670
Total South Africa						1,388,064

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
South Korea 5.86%
Banks 1.41%
KEB Hana Bank†	4.375%		9/30/2024		$200,000	$196,144
Kookmin Bank	2.50%		11/4/2030		200,000	159,936
Woori Bank†	4.75%		4/30/2024		400,000	396,445
						752,525
Electric 1.96%
Korea East-West Power Co. Ltd.†	3.60%		5/6/2025		200,000	193,354
Korea Electric Power Corp.	5.50%		4/6/2028		400,000	400,555
Korea Hydro & Nuclear Power Co. Ltd.†	4.25%		7/27/2027		200,000	192,879
Korea Midland Power Co. Ltd.	1.25%		8/9/2026		300,000	260,854
						1,047,642
Energy-Alternate Sources 0.55%
Hanwha Energy USA Holdings Corp.†	4.125%		7/5/2025		300,000	293,073
Oil & Gas 0.65%
Korea National Oil Corp.†	2.125%		4/18/2027		400,000	349,589
Semiconductors 1.29%
SK Hynix, Inc.†	1.50%		1/19/2026		800,000	693,495
Total South Korea						3,136,324

Supranational 0.57%
Multi-National
African Export-Import Bank (The)†	2.634%		5/17/2026		350,000	305,025

Taiwan 1.39%
Semiconductors
TSMC Arizona Corp.	4.125%		4/22/2029		250,000	235,853
TSMC Global Ltd.†	1.75%		4/23/2028		200,000	166,856
TSMC Global Ltd.†	4.375%		7/22/2027		350,000	339,190
Total Taiwan						741,899

Thailand 3.05%
Banks 1.26%
Bangkok Bank pcl†	5.00% (5 Yr. Treasury CMT + 4.73%)	#	–	(b)	500,000	443,490
Bangkok Bank pcl/Hong Kong†	3.466% (5 Yr. Treasury CMT + 2.15%)	#	9/23/2036		300,000	232,570
						676,060
Chemicals 0.59%
GC Treasury Center Co. Ltd.†	2.98%		3/18/2031		400,000	316,253

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Thailand (continued)
Oil & Gas 1.20%
PTTEP Treasury Center Co. Ltd.†	2.993%		1/15/2030		$250,000	$212,820
Thaioil Treasury Center Co. Ltd.†	2.50%		6/18/2030		400,000	313,366
Thaioil Treasury Center Co. Ltd.†	3.50%		10/17/2049		200,000	115,853
						642,039
Total Thailand						1,634,352

Turkey 5.27%
Banks 3.88%
Akbank TAS†	5.125%		3/31/2025		400,000	357,500
QNB Finansbank AS†	6.875%		9/7/2024		200,000	199,229
Turkiye Garanti Bankasi AS†	5.875%		3/16/2023		700,000	698,810
Turkiye Sinai Kalkinma Bankasi AS†	5.875%		1/14/2026		200,000	171,511
Turkiye Vakiflar Bankasi TAO†	6.00%		11/1/2022		650,000	648,128
						2,075,178
Commercial Services 0.31%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS†	9.50%		7/10/2036		200,000	163,372
Holding Companies-Diversified 0.74%
KOC Holding AS†	5.25%		3/15/2023		400,000	397,104
Oil & Gas 0.34%
Turkiye Petrol Rafinerileri AS†	4.50%		10/18/2024		200,000	182,761
Total Turkey						2,818,415

Ukraine 0.20%
Telecommunications
VF Ukraine PAT via VFU Funding PLC	6.20%		2/11/2025		200,000	108,540

United Arab Emirates 5.43%
Banks 1.26%
ADCB Finance Cayman Ltd.†	4.00%		3/29/2023		200,000	199,047
Fab Sukuk Co. Ltd.	2.50%		1/21/2025		300,000	285,736
First Abu Dhabi Bank PJSC	4.50% (5 Yr. Treasury CMT + 4.14%)	#	–	(b)	200,000	187,319
						672,102
Commercial Services 0.57%
DP World Ltd./United Arab Emirates†	6.85%		7/2/2037		300,000	306,635
Electric 1.30%
Abu Dhabi National Energy Co. PJSC†	2.00%		4/29/2028		600,000	510,165
Emirates Semb Corp. Water & Power Co. PJSC†	4.45%		8/1/2035		200,000	185,768
						695,933

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
United Arab Emirates (continued)
Energy-Alternate Sources 0.30%
Sweihan PV Power Co. PJSC†	3.625%	1/31/2049	$198,642	$158,251
Investment Companies 0.29%
MDGH GMTN RSC Ltd.†	3.70%	11/7/2049	200,000	155,063
Pipelines 1.35%
Abu Dhabi Crude Oil Pipeline LLC†	4.60%	11/2/2047	400,000	357,929
Galaxy Pipeline Assets Bidco Ltd.†	3.25%	9/30/2040	500,000	367,087
				725,016
Real Estate 0.36%
MAF Sukuk Ltd.	4.50%	11/3/2025	200,000	194,767
Total United Arab Emirates				2,907,767

United Kingdom 1.26%
Holding Companies-Diversified 0.35%
CK Hutchison International 17 Ltd.†	3.50%	4/5/2027	200,000	188,635
Retail 0.91%
CK Hutchison International 21 Ltd.	2.50%	4/15/2031	600,000	486,890
Total United Kingdom				675,525

United States 0.43%
Chemicals 0.14%
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%	6/15/2028	88,000	76,749
Oil & Gas 0.15%
Callon Petroleum Co.	6.375%	7/1/2026	90,000	81,265
Pipelines 0.14%
Cheniere Energy Partners LP	4.00%	3/1/2031	88,000	73,963
Total United States				231,977

Vietnam 0.79%
Electric
Mong Duong Finance Holdings BV†	5.125%	5/7/2029	536,000	421,862

Zambia 0.92%
Mining
First Quantum Minerals Ltd.	6.875%	3/1/2026	300,000	277,185
First Quantum Minerals Ltd.†	7.50%	4/1/2025	220,000	212,033
Total Zambia				489,218
Total Corporate Bonds (cost $59,487,073)				49,451,851

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
FLOATING RATE LOANS(e) 0.13%

Metals/Mining (Excluding Steel)
Peabody Energy Corporation 2018 Term Loan (cost $61,141)	5.834% (1 Mo. LIBOR + 2.75%)	3/31/2025	$75,789	$72,326

FOREIGN GOVERNMENT OBLIGATIONS 1.32%

Colombia 0.46%
Republic of Colombia	4.00%	2/26/2024	250,000	243,735

Ecuador 0.18%
Ecuador Government International Bond†	5.50%	7/31/2030	200,000	95,663

Morocco 0.37%
Kingdom of Morocco	4.25%	12/11/2022	200,000	199,487

Turkey 0.31%
Turkiye Ihracat Kredi Bankasi AS†	5.75%	7/6/2026	200,000	166,582

Total Foreign Government Obligations (cost $813,673)				705,467
Total Long-Term Investments (cost $60,932,644)				50,761,386

SHORT-TERM INVESTMENTS 5.20%

U.S. TREASURY OBLIGATIONS 3.63%
U.S. Treasury Bill (cost $1,943,888)	Zero Coupon	3/16/2023	1,978,000	1,944,783

REPURCHASE AGREEMENTS 1.57%
Repurchase Agreement dated 9/30/2022, 1.300% due 10/3/2022 with Fixed Income Clearing Corp. collateralized by $872,500 of U.S. Treasury Note at 2.750% due 2/15/2024; value: $857,266; proceeds: $840,472 (cost $840,381)			840,381	840,381
Total Short-Term Investments (cost $2,784,269)				2,785,164
Total Investments in Securities 100.05% (cost $63,716,913)				53,546,550
Other Assets and Liabilities – Net(f) (0.05)%				(27,357)
Net Assets 100.00%				$53,519,193

EUR	Euro.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trust.

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2022

SOFR	Secured Overnight Financing Rate.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2022, the total value of Rule 144A securities was $35,707,836, which represents 66.72% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2022.
(a)	Defaulted (non-income producing security).
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2022.
(f)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Forward Foreign Currency Exchange Contracts at September 30, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	State Street Bank and Trust	12/12/2022	403,000	$405,277	$396,971	$8,306

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	State Street Bank and Trust	12/12/2022	179,000	$179,539	$176,322	$(3,217)

Futures Contracts at September 30, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	December 2022	9	Short	$(1,060,619)	$(1,008,562)	$52,057
U.S. 10-Year Ultra Treasury Note	December 2022	28	Short	(3,535,474)	(3,317,563)	217,911
U.S. 5-Year Treasury Note	December 2022	6	Short	(667,910)	(645,047)	22,863
Total Unrealized Appreciation on Futures Contracts						$292,831

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2022	36	Long	$7,506,627	$7,394,063	$(112,564)
U.S. Long Bond	December 2022	8	Long	1,075,203	1,011,250	(63,953)
U.S. Ultra Treasury Bond	December 2022	4	Long	584,617	548,000	(36,617)
Total Unrealized Depreciation on Futures Contracts						$(213,134)

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND September 30, 2022

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Long-Term Investments
Common Stocks	$122,016	$–	$–		$122,016
Convertible Bonds	–	409,726	–		409,726
Corporate Bonds
Banks	–	–	–	(3)	–
Remaining Industries	–	49,451,851	–		49,451,851
Floating Rate Loans	–	72,326	–		72,326
Foreign Government Obligations	–	705,467	–		705,467
Short-Term Investments
U.S. Treasury Obligations	–	1,944,783	–		1,944,783
Repurchase Agreements	–	840,381	–		840,381
Total	$122,016	$53,424,534	$–		$53,546,550
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$8,306	$–		$8,306
Liabilities	–	(3,217)	–		(3,217)
Futures Contracts
Assets	292,831	–	–		292,831
Liabilities	(213,134)	–	–		(213,134)
Total	$79,697	$5,089	$–		$84,786

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes securities with zero market value.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 94.76%

ASSET-BACKED SECURITIES 7.16%

Cayman Islands 3.10%
Other
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL2 A†	4.695% (1 Mo. Term SOFR + 1.85%)	#	5/15/2037	$100,000	$98,478
Venture 33 CLO Ltd. 2018-33A A1LR†	3.572% (3 Mo. LIBOR + 1.06%)	#	7/15/2031	100,000	98,016
VERDE CLO Ltd. 2019-1A AR†	3.612% (3 Mo. LIBOR + 1.10%)	#	4/15/2032	100,000	96,250
Total Cayman Islands					292,744

United States 4.06%
Automobiles 1.05%
Avid Automobile Receivables Trust 2019-1 C†	3.14%		7/15/2026	100,000	99,309
Credit Card 1.05%
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	100,000	99,139
Other 1.96%
GoodLeap Sustainable Home Solutions Trust 2022-1GS A†	2.70%		1/20/2049	74,477	62,916
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	48,625	47,786
Sunrun Demeter Issuer 2021-2A A†	2.27%		1/30/2057	96,461	74,550
					185,252
Total United States					383,700
Total Asset-Backed Securities (cost $722,594)					676,444

CONVERTIBLE BONDS 0.27%

United States
Energy-Alternate Sources
Enphase Energy, Inc.	Zero Coupon		3/1/2026	9,000	10,431
SolarEdge Technologies, Inc.	Zero Coupon		9/15/2025	7,000	7,655
Sunrun, Inc.	Zero Coupon		2/1/2026	11,000	7,859
Total Convertible Bonds (cost $29,145)					25,945

CORPORATE BONDS 49.74%

Australia 0.53%
Mining
FMG Resources August 2006 Pty Ltd.†	4.50%		9/15/2027	11,000	9,696
Glencore Funding LLC†	2.85%		4/27/2031	19,000	14,726
Glencore Funding LLC†	4.875%		3/12/2029	28,000	25,871
Total Australia					50,293

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Bermuda 0.95%
Insurance
PartnerRe Ireland Finance DAC(a)	1.25%	9/15/2026	EUR	100,000	$89,274

Brazil 0.05%
Forest Products & Paper
Suzano Austria GmbH	3.125%	1/15/2032		$6,000	4,327

Canada 0.17%
Banks
Toronto-Dominion Bank (The)	4.456%	6/8/2032		18,000	16,460

Colombia 0.22%
Oil & Gas
Ecopetrol SA	4.625%	11/2/2031		30,000	21,044

France 2.69%
Distribution/Wholesale 0.80%
Rexel SA(a)	2.125%	12/15/2028	EUR	100,000	75,300
Transportation 0.95%
Getlink SE(a)	3.50%	10/30/2025	EUR	100,000	89,680
Water 0.94%
Suez SACA(a)	1.875%	5/24/2027	EUR	100,000	89,041
Total France					254,021

Germany 2.38%
Banks 0.74%
Kreditanstalt fuer Wiederaufbau	0.375%	7/18/2025		$78,000	69,912
Building Materials 0.84%
PCF GmbH†(a)	4.75%	4/15/2026	EUR	100,000	79,364
Transportation 0.80%
Hamburger Hochbahn AG(a)	0.125%	2/24/2031	EUR	100,000	75,707
Total Germany					224,983

Guatemala 0.18%
Beverages
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL†	5.25%	4/27/2029		$20,000	17,377

Mexico 0.20%
Oil & Gas
Petroleos Mexicanos	6.70%	2/16/2032		27,000	18,985

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Netherlands 0.73%
Internet
United Group B.V.†(a)	5.25%		2/1/2030	EUR	100,000	$68,950

Portugal 0.82%
Electric
Ren Finance BV(a)	0.50%		4/16/2029	EUR	100,000	77,029

Russia 0.53%
Oil & Gas
Gazprom PJSC via Gaz Finance plc(a)	1.50%		2/17/2027	EUR	100,000	49,983

Spain 2.62%
Engineering & Construction 0.78%
Cellnex Telecom SA(a)	1.875%		6/26/2029	EUR	100,000	74,146
Pharmaceuticals 0.93%
Almirall SA(a)	2.125%		9/30/2026	EUR	100,000	87,944
Telecommunications 0.91%
Lorca Telecom Bondco SA†(a)	4.00%		9/18/2027	EUR	100,000	85,549
Total Spain						247,639

Supranational 6.58%
Multi-National 6.11%
Asian Development Bank	3.097% (SOFR Index + 1.00%)	#	4/6/2027		$130,000	133,277
European Investment Bank	2.125%		4/13/2026		100,000	92,907
European Investment Bank	2.375%		5/24/2027		50,000	46,275
Inter-American Development Bank	2.801% (SOFR Index + 0.20%)	#	2/10/2026		80,000	79,846
Inter-American Investment Corp.	2.625%		4/22/2025		32,000	30,589
International Bank for Reconstruction & Development(a)	0.25%		1/29/2029	SEK	260,000	19,183
International Bank for Reconstruction & Development	2.98% (SOFR Index + 0.29%)	#	11/22/2028		$40,000	39,647
International Finance Corp.(a)	0.375%		9/10/2025	NZD	65,000	31,965
International Finance Corp.	3.063% (SOFR Index + 0.09%)	#	6/30/2023		$65,000	64,978
Nordic Investment Bank(a)	0.125%		6/10/2024	EUR	41,000	38,571
						577,238
Sovereign 0.47%
European Union(a)	0.25%		10/22/2026	EUR	50,000	44,652
Total Supranational						621,890

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
United Arab Emirates 1.56%
Pipelines
Galaxy Pipeline Assets Bidco Ltd.†	1.75%		9/30/2027		$162,398	$147,836

United Kingdom 2.74%
Chemicals 0.77%
Linde Finance BV(a)	0.55%		5/19/2032	EUR	100,000	72,898
Entertainment 1.02%
Pinewood Finance Co. Ltd.(a)	3.25%		9/30/2025	GBP	100,000	96,023
Retail 0.95%
Punch Finance plc†(a)	6.125%		6/30/2026	GBP	100,000	90,145
Total United Kingdom						259,066

United States 26.79%
Aerospace/Defense 0.13%
TransDigm, Inc.	4.625%		1/15/2029		$15,000	12,113
Agriculture 0.26%
Cargill, Inc. †	4.00%		6/22/2032		27,000	24,622
Airlines 0.23%
American Airlines Group, Inc.†	3.75%		3/1/2025		15,000	12,285
United Airlines, Inc.†	4.375%		4/15/2026		11,000	9,836
						22,121
Auto Manufacturers 0.32%
Ford Motor Co.	3.25%		2/12/2032		42,000	30,326
Banks 4.81%
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032		92,000	71,934
Bank of America Corp.	3.97% (3 Mo. LIBOR + 1.07%)	#	3/5/2029		25,000	22,652
Bank of New York Mellon Corp. (The)	4.596% (SOFR + 1.76%)	#	7/26/2030		23,000	21,824
Citigroup, Inc.	2.561% (SOFR + 1.17%)	#	5/1/2032		50,000	38,447
Citigroup, Inc.	4.14% (SOFR + 1.37%)	#	5/24/2025		10,000	9,782
Goldman Sachs Group, Inc. (The)	0.627% (SOFR + 0.54%)	#	11/17/2023		42,000	41,749
Goldman Sachs Group, Inc. (The)	2.383% (SOFR + 1.25%)	#	7/21/2032		25,000	18,879
Goldman Sachs Group, Inc. (The)	2.615% (SOFR + 1.28%)	#	4/22/2032		18,000	13,973
JPMorgan Chase & Co.	2.58% (SOFR + 1.25%)	#	4/22/2032		76,000	58,991

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
United States (continued)
Banks (continued)
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%)	#	1/25/2033		$25,000	$19,682
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032		26,000	19,558
Morgan Stanley	2.484% (SOFR + 1.36%)	#	9/16/2036		44,000	31,594
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%)	#	1/23/2030		25,000	23,014
Popular, Inc.	6.125%		9/14/2023		7,000	6,965
US Bancorp	4.967% (SOFR + 2.11%)	#	7/22/2033		38,000	35,537
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033		25,000	20,307
						454,888
Beverages 0.99%
Molson Coors Beverage Co.(a)	1.25%		7/15/2024	EUR	100,000	93,701
Building Materials 0.21%
Eco Material Technologies, Inc.†	7.875%		1/31/2027		$12,000	10,649
Standard Industries, Inc.†	4.375%		7/15/2030		12,000	9,209
						19,858
Chemicals 0.20%
Ashland LLC	6.875%		5/15/2043		10,000	9,605
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028		11,000	9,594
						19,199
Coal 0.10%
SunCoke Energy, Inc.†	4.875%		6/30/2029		12,000	9,280
Commercial Services 0.47%
Ahern Rentals, Inc.†	7.375%		5/15/2023		13,000	8,822
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc.†	5.00%		2/1/2026		12,000	10,338
Service Corp. International	3.375%		8/15/2030		12,000	9,402
United Rentals North America, Inc.	4.00%		7/15/2030		11,000	9,103
ZipRecruiter, Inc.†	5.00%		1/15/2030		8,000	6,476
						44,141
Computers 0.39%
Booz Allen Hamilton, Inc.†	3.875%		9/1/2028		12,000	10,347
Condor Merger Sub, Inc.†	7.375%		2/15/2030		12,000	9,834
Dell International LLC/EMC Corp.†	3.375%		12/15/2041		18,000	11,170
Dell International LLC/EMC Corp.	8.35%		7/15/2046		5,000	5,407
						36,758

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
United States (continued)
Diversified Financial Services 1.70%
AG Issuer LLC†	6.25%		3/1/2028		$14,000	$12,131
Aircastle Ltd.†	2.85%		1/26/2028		20,000	15,555
Ally Financial, Inc.	8.00%		11/1/2031		25,000	26,247
American Express Co.	4.42% (SOFR + 1.76%)	#	8/3/2033		34,000	30,952
Coinbase Global, Inc.†	3.375%		10/1/2028		13,000	8,157
Intercontinental Exchange, Inc.	4.00%		9/15/2027		57,000	54,166
Navient Corp.	5.00%		3/15/2027		5,000	4,096
Navient Corp.	6.75%		6/25/2025		10,000	9,376
						160,680
Electric 2.22%
AEP Transmission Co. LLC	4.50%		6/15/2052		11,000	9,374
Baltimore Gas & Electric Co.	4.55%		6/1/2052		25,000	21,529
Calpine Corp.†	5.125%		3/15/2028		11,000	9,470
Constellation Energy Generation LLC	6.25%		10/1/2039		18,000	17,639
Duke Energy Corp.	4.50%		8/15/2032		19,000	17,208
FirstEnergy Corp.	4.40%		7/15/2027		18,000	16,742
IPALCO Enterprises, Inc.	4.25%		5/1/2030		25,000	21,729
Leeward Renewable Energy Operations LLC†	4.25%		7/1/2029		23,000	18,565
NextEra Energy Capital Holdings, Inc.	5.00%		7/15/2032		29,000	27,729
Southern Co. (The)	4.475%		8/1/2024		42,000	41,507
Vistra Operations Co. LLC†	4.375%		5/1/2029		10,000	8,340
						209,832
Electrical Components & Equipment 1.02%
Schneider Electric SE(a)	1.841%		10/13/2025	EUR	100,000	96,232
Electronics 0.10%
Atkore, Inc.†	4.25%		6/1/2031		$12,000	9,613
Energy-Alternate Sources 0.17%
Sunnova Energy Corp.†	5.875%		9/1/2026		11,000	9,843
TerraForm Power Operating LLC†	4.75%		1/15/2030		7,000	5,956
						15,799
Engineering & Construction 0.12%
Weekley Homes LLC/Weekley Finance Corp.†	4.875%		9/15/2028		14,000	11,334
Entertainment 0.53%
Jacobs Entertainment, Inc.†	6.75%		2/15/2029		11,000	9,426
Live Nation Entertainment, Inc.†	4.75%		10/15/2027		12,000	10,443
Mohegan Gaming & Entertainment†	8.00%		2/1/2026		12,000	10,033

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
United States (continued)
Entertainment (continued)
Penn Entertainment, Inc.†	5.625%	1/15/2027		$11,000	$9,747
WMG Acquisition Corp.†	3.75%	12/1/2029		12,000	9,986
					49,635
Environmental Control 0.09%
Madison IAQ LLC†	5.875%	6/30/2029		12,000	8,379
Food 0.86%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029		12,000	9,698
Mondelez International Holdings Netherlands BV(a)	0.625%	9/9/2032	EUR	100,000	71,497
					81,195
Forest Products & Paper 0.11%
Sylvamo Corp.†	7.00%	9/1/2029		$12,000	10,267
Gas 0.55%
CenterPoint Energy Resources Corp.	4.40%	7/1/2032		25,000	23,285
Southwest Gas Corp.	4.05%	3/15/2032		34,000	28,605
					51,890
Health Care-Products 0.10%
Medline Borrower LP†	3.875%	4/1/2029		12,000	9,640
Health Care-Services 1.15%
Centene Corp.	3.375%	2/15/2030		38,000	31,148
Centene Corp.	4.25%	12/15/2027		15,000	13,752
Charles River Laboratories International, Inc.†	4.00%	3/15/2031		12,000	9,692
Elevance Health, Inc.	2.25%	5/15/2030		8,000	6,465
Elevance Health, Inc.	2.875%	9/15/2029		27,000	23,091
ModivCare Escrow Issuer, Inc.†	5.00%	10/1/2029		12,000	9,774
Molina Healthcare, Inc.†	3.875%	11/15/2030		17,000	14,291
					108,213
Insurance 0.10%
Assurant, Inc.	2.65%	1/15/2032		13,000	9,593
Internet 0.39%
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	3.50%	3/1/2029		12,000	9,844
Netflix, Inc.	5.875%	2/15/2025		15,000	15,008
Netflix, Inc.	5.875%	11/15/2028		12,000	11,739
					36,591
Iron-Steel 0.10%
United States Steel Corp.	6.65%	6/1/2037		12,000	9,870
Leisure Time 0.12%
Life Time, Inc.†	5.75%	1/15/2026		12,000	10,938

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
United States (continued)
Lodging 0.22%
Wyndham Hotels & Resorts, Inc.†	4.375%	8/15/2028		$12,000	$10,566
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027		12,000	10,589
					21,155
Media 1.60%
AMC Networks, Inc.	4.25%	2/15/2029		12,000	8,900
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030		22,000	17,902
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045		29,000	25,634
Comcast Corp.(a)	1.50%	2/20/2029	GBP	100,000	85,826
FactSet Research Systems, Inc.	3.45%	3/1/2032		$16,000	13,062
					151,324
Metal Fabricate-Hardware 0.12%
Advanced Drainage Systems, Inc.†	6.375%	6/15/2030		12,000	11,655
Oil & Gas 3.39%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%	2/15/2026		11,000	10,644
Callon Petroleum Co.†	8.00%	8/1/2028		11,000	10,169
Civitas Resources, Inc.†	5.00%	10/15/2026		17,000	15,461
Colgate Energy Partners III LLC†	7.75%	2/15/2026		11,000	10,822
Comstock Resources, Inc.†	6.75%	3/1/2029		12,000	11,096
Continental Resources, Inc.†	5.75%	1/15/2031		47,000	42,587
Diamondback Energy, Inc.	3.125%	3/24/2031		26,000	21,128
Earthstone Energy Holdings LLC†	8.00%	4/15/2027		10,000	9,445
EQT Corp.†	3.625%	5/15/2031		6,000	5,011
EQT Corp.	5.00%	1/15/2029		15,000	14,026
EQT Corp.	7.00%	2/1/2030		32,000	33,099
Gulfport Energy Corp.†	8.00%	5/17/2026		11,510	11,469
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%	2/1/2031		17,000	14,792
Laredo Petroleum, Inc.	9.50%	1/15/2025		10,000	9,927
Nabors Industries Ltd.†	7.25%	1/15/2026		14,000	12,209
Occidental Petroleum Corp.	6.125%	1/1/2031		16,000	15,799
Ovintiv, Inc.	6.50%	2/1/2038		21,000	20,439
Permian Resources Operating LLC†	5.375%	1/15/2026		15,000	13,742
Range Resources Corp.	8.25%	1/15/2029		13,000	13,255
SM Energy Co.	6.75%	9/15/2026		10,000	9,640
Southwestern Energy Co.	5.375%	2/1/2029		17,000	15,452
					320,212

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
United States (continued)
Oil & Gas Services 0.20%
Oceaneering International, Inc.	6.00%		2/1/2028		$11,000	$8,740
Weatherford International Ltd.†	8.625%		4/30/2030		12,000	10,478
						19,218
Packaging & Containers 1.04%
Ball Corp.	2.875%		8/15/2030		13,000	10,005
OI European Group BV(a)	2.875%		2/15/2025	EUR	100,000	88,266
						98,271
Pharmaceuticals 0.59%
CVS Health Corp.	3.25%		8/15/2029		$38,000	33,289
Option Care Health, Inc.†	4.375%		10/31/2029		12,000	10,163
Owens & Minor, Inc.†	6.625%		4/1/2030		14,000	12,355
						55,807
Pipelines 0.40%
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%)	#	1/22/2078		12,000	9,716
NGPL PipeCo LLC†	3.25%		7/15/2031		24,000	18,826
Venture Global Calcasieu Pass LLC†	4.125%		8/15/2031		11,000	9,148
						37,690
REITS 0.31%
Crown Castle, Inc.	3.30%		7/1/2030		29,000	24,322
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028		5,000	4,693
						29,015
Retail 0.29%
BCPE Ulysses Intermediate, Inc. PIK 8.50%†	7.75%		4/1/2027		15,000	10,236
Murphy Oil USA, Inc.	4.75%		9/15/2029		11,000	9,759
Party City Holdings, Inc.†	8.75%		2/15/2026		12,000	6,976
						26,971
Semiconductors 0.29%
Advanced Micro Devices, Inc.	3.924%		6/1/2032		20,000	18,159
Entegris, Inc.†	3.625%		5/1/2029		12,000	9,517
						27,676
Software 0.50%
MSCI, Inc.†	3.625%		11/1/2031		12,000	9,643
Oracle Corp.	2.875%		3/25/2031		18,000	14,217
ROBLOX Corp.†	3.875%		5/1/2030		12,000	9,790
Twilio, Inc.	3.625%		3/15/2029		8,000	6,472
Twilio, Inc.	3.875%		3/15/2031		9,000	7,083
						47,205

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
United States (continued)
Telecommunications 0.30%
Frontier Communications Holdings LLC†	5.00%		5/1/2028	$15,000	$12,898
Sprint Capital Corp.	6.875%		11/15/2028	15,000	15,439
					28,337
Total United States					2,531,244
Total Corporate Bonds (cost $5,695,835)					4,700,401

FLOATING RATE LOANS(b) 2.30%

Aerospace/Defense 0.27%
Cobham Ultra SeniorCo S.a.r.l USD Term Loan B	7.063% (6 Mo. LIBOR + 3.75%)		8/3/2029	16,686	16,032
Vertex Aerospace Services Corp. 2021 First Lien Term Loan	6.865% (1 Mo. LIBOR + 3.75%)		12/6/2028	9,935	9,687
Total					25,719

Commercial Services 0.20%
Element Materials Technology Group US Holdings, Inc. 2022 USD Delayed Draw Term Loan(c)	–	(d)	7/6/2029	2,687	2,536
Element Materials Technology Group US Holdings, Inc. 2022 USD Term Loan	–	(d)	7/6/2029	5,821	5,493
R1 RCM, Inc. 2022 Term Loan B	6.034% (1 Mo. SOFR + 3.00%)		6/21/2029	10,791	10,654
Total					18,683

Computers 0.20%
Imprivata, Inc. Term Loan	6.865% (1 Mo. LIBOR + 3.75%)		12/1/2027	9,287	8,985
Peraton Corp. 2nd Lien Term Loan B1	10.568% (1 Mo. LIBOR + 7.75%)		2/1/2029	10,000	9,513
Total					18,498

Diversified Financial Services 0.11%
Minotaur Acquisition, Inc. Term Loan B	8.134% (1 Mo. SOFR + 5.00%)		3/27/2026	10,672	10,166

Electric 0.21%
Calpine Corporation 2020 Term Loan B5	5.62% (1 Mo. LIBOR + 2.50%)		12/16/2027	10,944	10,604
Edgewater Generation, L.L.C. Term Loan	6.865% (1 Mo. LIBOR + 3.75%)		12/13/2025	10,358	9,141
Total					19,745

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Health Care Services 0.18%
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	8.615% (1 Mo. LIBOR + 5.50%)		10/1/2025	$18,170	$16,880

Home Furnishings 0.11%
AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B	–	(d)	7/31/2028	10,973	10,222

Media 0.10%
Gray Television, Inc. 2021 Term Loan D	5.564% (1 Mo. LIBOR + 3.00%)		12/1/2028	10,185	9,917

Oil & Gas 0.22%
Parkway Generation, LLC Term Loan B	7.865% (1 Mo. LIBOR + 4.75%)		2/18/2029	9,601	9,409
Parkway Generation, LLC Term Loan C	7.865% (1 Mo. LIBOR + 4.75%)		2/18/2029	1,351	1,324
Southwestern Energy Company 2021 Term Loan	6.203% (3 Mo. SOFR + 2.50%)		6/22/2027	10,155	10,035
Total					20,768

Pharmaceuticals 0.27%
Jazz Financing Lux S.a.r.l. USD Term Loan (Luxembourg)(e)	6.615% (1 Mo. LIBOR + 3.50%)		5/5/2028	15,218	14,739
Option Care Health, Inc. 2021 Term Loan B	5.865% (1 Mo. LIBOR + 2.75%)		10/27/2028	10,688	10,474
Total					25,213

Pipelines 0.16%
AL NGPL Holdings, LLC Term Loan B	6.098% (3 Mo. LIBOR + 3.75%)		4/14/2028	15,755	15,528

Retail 0.06%
Evergreen Acqco 1 LP 2021 USD Term Loan	–	(d)	4/26/2028	5,896	5,690

Software 0.21%
ECL Entertainment, LLC Term Loan	10.615% (1 Mo. LIBOR + 7.50%)		5/1/2028	10,917	10,835
Playtika Holding Corp 2021 Term Loan	5.865% (1 Mo. LIBOR + 2.75%)		3/13/2028	9,476	9,101
Total					19,936
Total Floating Rate Loans (cost $222,123)					216,965

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 16.99%

Australia 0.93%
Australia Government Bond(a)	3.00%	3/21/2047	AUD	19,000	$10,063
Queensland Treasury Corp.†(a)	1.50%	3/2/2032	AUD	70,000	34,750
Queensland Treasury Corp.†(a)	3.25%	7/21/2026	AUD	70,000	43,570
Total Australia					88,383

Canada 1.88%
Province of Alberta Canada(a)	2.05%	6/1/2030	CAD	100,000	63,781
Province of Ontario Canada	3.10%	5/19/2027		$81,000	76,397
Province of Saskatchewan(a)	4.75%	6/1/2040	CAD	49,000	37,527
Total Canada					177,705

China 5.74%
China Development Bank(a)	3.07%	3/10/2030	CNY	650,000	92,253
China Development Bank(a)	3.09%	6/18/2030	CNY	1,300,000	184,839
China Development Bank(a)	3.48%	1/8/2029	CNY	1,000,000	145,745
China Development Bank(a)	3.68%	2/26/2026	CNY	600,000	87,791
China Government Bond(a)	3.86%	7/22/2049	CNY	200,000	31,380
Total China					542,008

Colombia 1.45%
Colombia Government International Bond(a)	3.875%	3/22/2026	EUR	100,000	90,366
Colombian TES(a)	7.50%	8/26/2026	COP	250,000,000	46,430
Total Colombia					136,796

Dominican Republic 1.37%
Dominican Republic International Bond†	5.50%	2/22/2029		$150,000	129,675

France 0.99%
Action Logement Services(a)	0.50%	10/30/2034	EUR	100,000	71,436
French Republic Government Bond OAT(a)	0.75%	5/25/2052	EUR	40,000	22,245
Total France					93,681

Germany 0.22%
Bundesrepublik Deutschland Bundesanleihe(a)	Zero Coupon	8/15/2052	EUR	40,000	21,108

Indonesia 0.70%
Indonesia Government International Bond(a)	1.30%	3/23/2034	EUR	100,000	66,014

Italy 0.55%
Italy Buoni Poliennali Del Tesoro†(a)	1.50%	4/30/2045	EUR	27,000	15,635
Italy Buoni Poliennali Del Tesoro†(a)	2.45%	9/1/2033	EUR	45,000	36,374
Total Italy					52,009

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Japan 1.95%
Japan Bank for International Cooperation(a)	1.50%	6/1/2029	EUR	100,000	$88,349
Japan Government Ten Year Bond(a)	0.10%	12/20/2031	JPY	14,000,000	95,482
Total Japan					183,831

South Africa 0.17%
Republic of South Africa Government Bond(a)	8.75%	2/28/2048	ZAR	396,000	16,542

Spain 0.14%
Spain Government Bond†(a)	1.00%	7/30/2042	EUR	21,000	13,278

Turkey 0.56%
Republic of Turkey	7.375%	2/5/2025		$55,000	52,949

United States 0.34%
Tennessee Valley Authority	1.50%	9/15/2031		40,000	31,976
Total Foreign Government Obligations (cost $1,994,940)					1,605,955

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 6.67%
Fannie Mae or Freddie Mac(f)	2.00%	TBA		75,000	60,738
Fannie Mae or Freddie Mac(f)	2.50%	TBA		9,000	7,535
Fannie Mae or Freddie Mac(f)	3.50%	TBA		25,000	22,493
Fannie Mae or Freddie Mac(f)	4.00%	TBA		31,000	28,750
Fannie Mae or Freddie Mac(f)	4.50%	TBA		69,000	65,680
Fannie Mae or Freddie Mac(f)	5.00%	TBA		42,000	40,872
Fannie Mae Pool	3.00%	10/1/2050		105,077	93,038
Fannie Mae Pool	3.50%	4/1/2052		40,894	37,238
Fannie Mae Pool	4.00%	5/1/2052		39,628	37,226
Federal Home Loan Mortgage Corp.	3.50%	2/1/2046		19,681	18,168
Ginnie Mae(f)	3.00%	TBA		12,000	10,605
Ginnie Mae(f)	3.50%	TBA		15,000	13,647
Ginnie Mae(f)	4.00%	TBA		34,000	31,760
Ginnie Mae(f)	4.50%	TBA		81,000	77,520
Ginnie Mae(f)	5.00%	TBA		87,000	85,172
Total Government Sponsored Enterprises Pass-Throughs (cost $657,023)					630,442

MUNICIPAL BONDS 0.64%

Tax Revenue 0.42%
New York City Transitional Finance Authority Futur	1.95%	8/1/2034		30,000	21,123
Regional Transportation District Sales Tax Revenue	2.337%	11/1/2036		25,000	18,092
Total					39,215

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Transportation 0.22%
Metropolitan Transportation Authority	6.668%		11/15/2039	$20,000	$21,242
Total Municipal Bonds (cost $82,186)					60,457

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.84%
BBCMS Mortgage Trust 2019-BWAY A†	3.774% (1 Mo. LIBOR + .96%)	#	11/15/2034	11,000	10,513
BBCMS Mortgage Trust 2019-BWAY B†	4.128% (1 Mo. LIBOR + 1.31%)	#	11/15/2034	10,000	9,436
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.435%	#(g)	7/10/2050	25,000	22,988
Connecticut Avenue Securities Trust 2022-R08 1M1†	4.855% (1 Mo. SOFR + 2.55%)	#	7/25/2042	19,366	19,284
CSAIL Commercial Mortgage Trust 2016-C7 D†	4.526%	#(g)	11/15/2049	45,000	30,660
Freddie Mac STACR REMIC Trust 2021-DNA6 M2†	3.781% (1 Mo.
	SOFR + 1.50%)	#	10/25/2041	30,000	27,292
Freddie Mac STACR REMIC Trust 2021-HQA4 M1†	3.231% (1 Mo. SOFR + 0.95%)	#	12/25/2041	29,568	28,192
Freddie Mac STACR REMIC Trust 2022-HQA3 M1A†	4.581% (1 Mo. SOFR + 2.30%)	#	8/25/2042	29,321	29,018
Great Wolf Trust 2019-WOLF A†	3.852% (1 Mo. LIBOR + 1.03%)	#	12/15/2036	33,000	31,965
Life Mortgage Trust 2022-BMR2 A1†	4.141% (1 Mo. Term SOFR + 1.30%)	#	5/15/2039	100,000	97,321
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(g)	1/26/2060	22,484	21,263
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	37,196	34,515
Total Non-Agency Commercial Mortgage-Backed Securities (cost $382,416)					362,447

U.S. TREASURY OBLIGATIONS 7.15%
U.S. Treasury Bond	2.375%		2/15/2042	63,000	48,303
U.S. Treasury Bond	2.875%		5/15/2052	145,000	121,642
U.S. Treasury Bond	3.25%		5/15/2042	299,000	265,456
U.S. Treasury Inflation Indexed Bond(h)	0.125%		2/15/2052	106,429	67,455
U.S. Treasury Inflation Indexed Note(h)	0.625%		7/15/2032	109,108	99,087
U.S. Treasury Note	4.125%		9/30/2027	74,000	74,249
Total U.S. Treasury Obligations (cost $778,032)					676,192
Total Long-Term Investments (cost $10,564,294)					8,955,248

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2022

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 8.46%

REPURCHASE AGREEMENTS 8.46%
Repurchase Agreement dated 9/30/2022, 1.300% due 10/3/2022 with Fixed Income Clearing Corp. collateralized by $829,700 of U.S. Treasury Note at 2.750% due 2/15/2024; value: $815,213; proceeds: $799,247 (cost $799,160)	$799,160	$799,160
Total Investments in Securities 103.22% (cost $11,363,454)		9,754,408
Less Unfunded Loan Commitments (0.03%) (cost $2,687)		(2,536)
Net Investments in Securities 103.19% (cost $11,360,767)		9,751,872
Other Assets and Liabilities – Net(i) (3.19)%		(301,599)
Net Assets 100.00%		$9,450,273

AUD	Australian Dollar.
CAD	Canadian Dollar.
CNY	Chinese Yuan Renminbi.
COP	Colombian Peso.
EUR	Euro.
GBP	British Pound.
JPY	Japanese Yen.
NZD	New Zealand Dollar.
SEK	Swedish Krona.
ZAR	South African Rand.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2022, the total value of Rule 144A securities was $2,560,472, which represents 27.09% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2022.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2022.
(c)	Security partially/fully unfunded.
(d)	Interest rate to be determined.
(e)	Foreign security traded in U.S. dollars.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(i)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2022

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at September 30, 2022(1):

Referenced Indexes	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Value	Unrealized Appreciation(3)
Markit CDX.NA.HY.38(4)(5)	Goldman Sachs	1.00%	12/20/2027	$100,000	$9,428	$9,952	$524

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at September 30, 2022(1):

Referenced Indexes	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Value	Unrealized Depreciation(3)
Markit CDX.NA.HY.38(4)(5)	Goldman Sachs	5.00%	6/20/2027	$148,500	$(547)	$(3,361)	$(2,814)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $524. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $2,814.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Forward Foreign Currency Exchange Contracts at September 30, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Morgan Stanley	12/8/2022	81,000	$86,679	$90,518	$3,839
British pound	Sell	Bank of America	12/8/2022	59,000	66,816	65,933	883
British pound	Sell	Morgan Stanley	12/8/2022	78,000	89,947	87,165	2,782
Euro	Sell	Morgan Stanley	12/12/2022	94,000	94,981	92,594	2,387
Indian rupee	Sell	Bank of America	11/18/2022	8,070,000	100,363	98,528	1,835
Japanese yen	Sell	Morgan Stanley	11/15/2022	3,137,000	21,784	21,764	20
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$11,746

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2022

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	Toronto Dominion Bank	11/25/2022	51,000	$35,327	$32,645	$(2,682)
Brazilian real	Buy	J.P. Morgan	12/9/2022	401,000	74,932	73,250	(1,682)
Canadian dollar	Buy	State Street Bank and Trust	10/20/2022	208,000	160,232	150,571	(9,661)
Chinese yuan	Buy	J.P. Morgan	10/21/2022	861,000	120,785	120,615	(170)
Chinese yuan	Buy	Toronto Dominion Bank	10/21/2022	882,000	130,357	123,557	(6,800)
Euro	Buy	Bank of America	12/12/2022	87,000	87,652	85,698	(1,954)
Indonesian rupiah	Buy	J.P. Morgan	11/18/2022	780,000,000	52,415	50,841	(1,574)
Japanese yen	Buy	Bank of America	11/15/2022	10,725,000	77,823	74,408	(3,415)
Japanese yen	Buy	Morgan Stanley	11/15/2022	134,000,000	1,012,916	929,660	(83,256)
Mexican peso	Buy	State Street Bank and Trust	12/21/2022	495,000	24,431	24,235	(196)
Norwegian krone	Buy	J.P. Morgan	12/15/2022	79,000	7,830	7,267	(563)
Swedish krona	Buy	Bank of America	10/21/2022	166,000	16,275	14,969	(1,306)
Swiss franc	Buy	Bank of America	10/21/2022	45,000	46,762	45,675	(1,087)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(114,346)

Futures Contracts at September 30, 2022:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro-Bobl	December 2022	3	Short	EUR	(363,439)	EUR	(359,250)	$4,106
Euro-Schatz	December 2022	5	Short		(541,141)		(535,825)	5,209
U.S. 10-Year Ultra Treasury Note	December 2022	4	Short		$(495,948)		$(473,938)	22,010
U.S. 2-Year Treasury Note	December 2022	1	Short		(208,654)		(205,390)	3,264
U.S. 5-Year Treasury Note	December 2022	6	Short		(664,370)		(645,047)	19,323
Total Unrealized Appreciation on Futures Contracts								$53,912

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND September 30, 2022

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$676,444	$–	$676,444
Convertible Bonds	–	25,945	–	25,945
Corporate Bonds	–	4,700,401	–	4,700,401
Floating Rate Loans	–	216,965	–	216,965
Less Unfunded Commitments	–	(2,536)	–	(2,536)
Foreign Government Obligations	–	1,605,955	–	1,605,955
Government Sponsored Enterprises Pass-Throughs	–	630,442	–	630,442
Municipal Bonds	–	60,457	–	60,457
Non-Agency Commercial Mortgage-Backed Securities	–	362,447	–	362,447
U.S. Treasury Obligations	–	676,192	–	676,192
Short-Term Investments
Repurchase Agreements	–	799,160	–	799,160
Total	$–	$9,751,872	$–	$9,751,872
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$524	$–	$524
Liabilities	–	(2,814)	–	(2,814)
Forward Foreign Currency Exchange Contracts
Assets	–	11,746	–	11,746
Liabilities	–	(114,346)	–	(114,346)
Futures Contracts
Assets	53,912	–	–	53,912
Liabilities	–	–	–	–
Total	$53,912	$(104,890)	$–	$(50,978)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

48	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following three funds (each, a “Fund” and collectively, the “Funds”): Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”), Lord Abbett Emerging Markets Bond Fund and Lord Abbett Global Bond Fund (“Global Bond Fund”). Emerging Markets Corporate Debt Fund and Global Bond Fund are each diversified as defined in the Act and Emerging Markets Bond Fund is non-diversified as defined in the Act.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”), as valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risk, establish, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments, and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

49

Notes to Schedule of Investments (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of September 30, 2022 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

50

Notes to Schedule of Investments (unaudited)(concluded)

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax returns. The statute of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of September 30, 2022 the Funds did not loan any securities.

51

QPHR-GLOBAL-3Q

(11/22)